ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

 NOTE 7. ACCRUED EXPENSES

Accrued expenses at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Registration rights and default damages and penalties (see Note 8)	$-	$189,663
Consulting services	197,897	163,647
Other	194,385	110,590
Accrued expenses	$392,282	$463,900